UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one):   [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Kathryn A. Hall

   Address:   One Maritime Plaza, 5th Floor
              San Francisco, California 94111

   Form 13F File Number:   28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kathryn A. Hall
   Title:
   Phone:   (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall        San Francisco, California   5/15/2013
-----------------------    -------------------------   ---------
[Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Kathryn A. Hall
28-14368
Report for Period Ended:  12/31/2012

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            7
   Form 13F Information Table Value Total:       $210,087 (thousands)

List of Other Included Managers:

No.           Form 13F File Number          Name
1             28-15296                      KHALL LLC

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
                                                 FORM 13-F INFORMATION TABLE
-------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                           VOTING AUTHORITY
                         TITLE OF                   VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER
   NAME OF ISSUER         CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGER   SOLE      SHARED  NONE
Capitalsource, Inc.      COM           14055X102    8,588  1,132,948  SH         SHARED-DEFINED  1       0     1,132,948    0
Gap, Inc.                COM           364760108  142,842  4,601,875  SH         SHARED-DEFINED  1       0     4,601,875    0
Ironwood Pharmaceuticals COM Class A   46333X108    2,145    193,588  SH         SHARED-DEFINED  1       0       193,588    0
First Republic Bank San  COM           33616C100   22,531    687,325  SH         SHARED-DEFINED  1       0       687,325    0
Francisco CA
Vanguard Index FDS       TOTAL STK MKT 922908769    3,927     53,590  SH         SHARED-DEFINED          0        53,590    0
Vanguard Intl Equity
Index F                  ALLWRLD EX US 922042775   12,489    275,000  SH         SHARED-DEFINED          0       275,000    0
Vanguard Intl Equity     FTSE EMR
Index F                  MKT ETF       922042858   17,565    396,000  SH         SHARED-DEFINED          0       396,000    0
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